Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Outstanding debt
Our outstanding debt is comprised of the following (in thousands):

	September 30, 2023	December 31, 2022
February 2022 First Lien Loan	$270,875	$272,938
Shoko Chukin Bank Loan	3,068	—

Total long-term debt, gross	273,943	272,938
Less: unamortized debt issuance costs	(4,760)	(5,290)

Total long-term debt, net of issuance costs	269,183	267,648
Less: current portion	(3,308)	(2,750)

Total long-term debt, net	$265,875	$264,898

Our outstanding debt at December 31, 2022 and 2021 is comprised of the following (in thousands):

	2022	2021
June 2017 First Lien Loan	$—	$465,712
February 2022 First Lien Loan	272,938	—

Total long-term debt, gross	272,938	465,712
Less: unamortized debt issuance costs	(5,290)	(5,580)

Total long-term debt, net of issuance costs	267,648	460,132
Less: current portion	(2,750)	—

Total long-term debt, net	$264,898	$460,132

Summary of Future Maturities of Outstanding Debt
Future maturities of our outstanding debt, excluding interest, as of December 31, 2022 were as follows (in thousands):

2023	$2,750
2024	2,750
2025	2,750
2026	2,750
2027	2,750
Thereafter	259,188

Total	$272,938